CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 652,800	$ 620,000	$ 543,966
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	8,545	7,861	7,620
Amortization of premium and accretion of discount on marketable securities, net and revaluation of short-term deposits	22,389	33,784	28,092
Net gain on sale of marketable securities previously impaired	(928)		(2,017)
Realized gain on sale of marketable securities, net	(1,383)	(1,436)	(672)
Amortization of intangible assets	3,020	7,028	43,925
Stock-based compensation	51,112	45,287	39,835
Deferred income tax expense (benefit)	28	(1,453)	(11,552)
Excess tax benefit from stock-based compensation	(35,345)	(11,128)	(7,956)
Accrued severance pay, net	158	57	(546)
Increase in trade receivables, net of allowances for doubtful accounts and sales reserves	(5,893)	(16,337)	(73,674)
Decrease (increase) in prepaid expenses and other current assets and other assets	(816)	4,592	(4,917)
Increase (decrease) in trade payables	1,287	5,445	(5,999)
Increase in employees and payroll accruals	22,404	958	8,988
Increase in accrued expenses and other liabilities	11,975	117,371	90,384
Increase in deferred revenues	81,933	37,512	87,487
Net cash provided by operating activities	811,286	849,541	742,964
Cash flows from investing activities:
Cash paid for acquisitions, net of acquired cash			(15,060)
Proceeds from maturity of marketable securities	1,110,176	991,578	820,365
Proceeds from sale of marketable securities	21,716	242,074	23,655
Proceeds from short-term deposits	248,571
Investment in marketable securities	(1,916,832)	(1,589,115)	(1,173,398)
Investment in short-term deposits		(10,602)	(222,455)
Purchase of property and equipment	(9,563)	(8,195)	(7,195)
Net cash used in investing activities	(545,932)	(374,260)	(574,088)
Cash flows from financing activities:
Proceeds from issuance of shares under stock purchase plan and upon exercise of options	67,127	61,011	71,493
Acquisition of non-controlling interest in Software			(6,556)
Purchase of treasury shares at cost	(534,196)	(466,164)	(300,000)
Excess tax benefit from stock-based compensation	35,345	11,128	7,956
Net cash used in financing activities	(431,724)	(394,025)	(227,107)
Increase (decrease) in cash and cash equivalents	(166,370)	81,256	(58,231)
Cash and cash equivalents at the beginning of the year	574,802	493,546	551,777
Cash and cash equivalents at the end of the year	408,432	574,802	493,546
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	173,234	85,897	63,593
Supplemental disclosure of non-cash financing activities:
Accrued liability with respect to treasury shares	$ 3,633